CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EXPENSES:
Voyage expenses	$ 1,594,751	$ 2,505,152	$ 219,066
General and administrative expenses	10,198,863	5,357,265	2,093,347
Related Party [Member]
EXPENSES:
Voyage expenses	418,070	279,719	195,472
General and administrative expenses	$ 3,247,570	$ 2,701,777	$ 624,087